Share-based compensation (Details 3)	1 Months Ended		12 Months Ended
	May 31, 2015 $ / shares	May 31, 2015 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Share-based compensation
Share-based compensation expenses			¥ 2,780,062,000	¥ 2,061,432,000	¥ 1,076,286,000
Founder | Options | Share Incentive Plan
Share-based compensation
Term of compensation plan		10 years
Cash salary to be received per year		¥ 1
Cash bonus to be received		¥ 0
Vesting schedule		10 years
Share-based compensation expenses			227,326,000	¥ 318,156,000	¥ 240,024,000
Assumptions used to calculate estimated fair value of each option grant
Exercise multiples					2.0
Expected dividend yield (as a percent)					0.00%
Expected term (in years)					10 years
Unrecognized share-based compensation expense related to the founder share options granted			¥ 574,653,000
Weighted-average period over which share-based compensation expense is expected to be recognized			7 years 4 months 24 days
Founder | Options | Share Incentive Plan | Minimum
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)					36.00%
Risk-free interest rate (per annum) (as a percent)					2.74%
Fair value of the underlying shares on the date of option grants (in dollars) | $						$ 16.70
Founder | Options | Share Incentive Plan | Maximum
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)					38.00%
Risk-free interest rate (per annum) (as a percent)					2.79%
Fair value of the underlying shares on the date of option grants (in dollars) | $						$ 16.93
Each anniversary | Founder | Options | Share Incentive Plan
Share-based compensation
Vesting percentage (as a percent)		10.00%
Class A ordinary shares | Founder | Options | Share Incentive Plan
Share-based compensation
Granted (in shares) | shares		26,000,000
Exercise price | $ / shares	$ 16.70
ADS | Founder | Options | Share Incentive Plan
Share-based compensation
Exercise price | $ / shares	$ 33.40